GUARANTOR FINANCIAL INFORMATION - Additional Information (Detail)	Sep. 30, 2013 5 3/4% Senior Notes Due 2021 [Member]	Dec. 31, 2012 9 3/4% Senior Secured Notes Due 2015 [Member]
Condensed Financial Statements, Captions [Line Items]
Stated interest rate (percent)	5.75%	9.75%